Interest Income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Oct. 14, 2022
Interest Income (Details) [Line Items]
Interest income from cash and cash equivalents	$ 1,361,638	$ 262,959
Bottom of range [member]
Interest Income (Details) [Line Items]
Interest averaged	4.84%		8.90%
Top of range [member]
Interest Income (Details) [Line Items]
Interest averaged	5.02%		17.00%